Property and Equipment, Net - Schedule of Property and Equipment, Net (Details)	Oct. 31, 2024 JPY (¥)	Oct. 31, 2024 USD ($)	Apr. 30, 2024 JPY (¥)
At cost:
Property and equipment, gross	¥ 3,786,348	$ 24,853	¥ 3,559,257
Accumulated depreciation	(2,700,635)	(17,727)	(2,239,373)
Property and equipment, net	1,085,713	7,126	1,319,884
Office equipment [Member]
At cost:
Property and equipment, gross	¥ 3,786,348	$ 24,853	¥ 3,559,257